Note 19 - Leases - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance	$ 446	$ 229
Depreciation	(137)	(115)	$ (99)
Additions to right of use assets	0	528
Derecognition of right of use assets	0	(172)
Foreign currency movement	(14)	(24)
Balance	$ 295	$ 446	$ 229